Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net, consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Office equipment	52,596	21,508	2,765
Office furniture and fixtures	11,700	–	–
Subtotal	64,296	21,508	2,765
Less: accumulated depreciation	(64,296)	(21,508)	(2,765)
Plant and equipment, net	–	–	–